DEFERRED REVENUES AND DEFERRED COSTS (Schedule of Assets Recognized from Costs to Obtain Contract with Customer) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue Recognition and Deferred Revenue [Abstract]
Balance at beginning of year	$ 5,962	$ 5,313
Additional costs deferred	3,398	3,436
Amortization of deferred costs	(2,733)	(2,787)
Balance at end of year	$ 6,627	$ 5,962